Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of changes in the earn-out, Level 3

The following table presents the changes in the earn-out, the only Level 3 item, for the three months ended March 31, 2020 and 2019, respectively:

December 31, 2019	$11,100
Payment of Earn-out liability (1)	(8,000)
Revaluations included in earnings	380
March 31, 2020	$3,480

The following table presents the changes in the earn-out, the only Level 3 item, for the three months ended March 31, 2019:

December 31, 2018	$7,075
Payment of Earn-out liability	—
Revaluations included in earnings	—
March 31, 2019	$7,075
(1)See Note 18 — “Commitments and Contingencies” for further details

The following table presents the changes in the earn-out, the only Level 3 item, for the years ended December 31, 2019 and 2018:

Balance at December 31, 2016	$—
Earn-out liability	5,900
Balance at December 31, 2017	$5,900
Business combinations	4,115
Payment of earn-out liability	(2,470)
Revaluations included in earnings	(470)
Balance at December 31, 2018	$7,075
Payment of Earn-out liability (1)	(2,371)
Revaluations included in earnings	6,396
Balance as of December 31, 2019	$11,100
(1)	See Note 22 — "Commitments and Contingencies" for further details

Summary of the Company's assets and liabilities that were recognized at fair value on a recurring basis

The following table provides a summary of the Company’s assets and liabilities that were recognized at fair value on a recurring basis as at March 31, 2020 and December 31, 2019:

				Total Fair
	Level 1	Level 2	Level 3	Value
March 31, 2020
Liabilities
Interest rate swap liability	$—	$8,372	$—	$8,372
Earn-out liability	—	—	3,480	3,480
Contingent stock liability	—	60,084	—	60,084
Total	$—	$68,456	$3,480	$71,936

				Total Fair
	Level 1	Level 2	Level 3	Value
December 31, 2019
Liabilities
Interest rate swap liability	$—	$2,778	$—	$2,778
Earn-out liability	—	—	11,100	11,100
Total	$—	$2,778	$11,100	$13,878

The following table provides a summary of the Company’s assets and liabilities that were recognized at fair value on a recurring basis as at December 31, 2019 and 2018:

	December 31, 2019
				Total Fair
	Level 1	Level 2	Level 3	Value

Assets
Interest rate swap asset	$—	$—	$—	$—
	$—	$—	$—	$—
Liabilities
Interest rate swap liability	—	2,778	—	2,778
Earn-out	—	—	11,100	11,100
Total	$—	$2,778	$11,100	$13,878

	December 31, 2018
				Total Fair
	Level 1	Level 2	Level 3	Value
Assets
Interest rate swap asset	—	3,644	—	3,644
	—	3,644	—	3,644
Liabilities
Earn-out	—	—	7,075	7,075
Total	$—	$—	$7,075	$7,075